Trade and Other Receivables - Summary of Loss Allowance for Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
At 1 January	€ 133	€ 131	€ 152
Reclassified from/(as) held for sale		6	(6)
Translation adjustment	2		(7)
Provided during year	45	35	32
Disposed of during year	(30)	(3)
Written off during year	(26)	(30)	(36)
Arising on acquisition (note 32)	1	6	3
Recovered during year	(7)	(12)	(7)
At 31 December	€ 118	€ 133	€ 131